GOODWILL	12 Months Ended
Dec. 31, 2018
Disclosure Of GOODWILL [Abstract]
Disclosure of goodwill [text block]
11.	GOODWILL

	As of December 31,
	2018	2017
	RMB’000	RMB’000

Carrying amount	3,735	3,735
Accumulated impairment losses	(3,735)	(3,735)
	-	-

On January 8, 2010, the Company consummated the acquisition of all voting equity interests of Hengdali (which is considered to be a CGU), and the excess of the consideration transferred over the fair value of the identifiable net assets acquired is recorded as goodwill (Note 27).

The Company performs a goodwill impairment test in year 2015 and was fully impaired at that time. At the end of the reporting period, the Company assessed the recoverable amount of goodwill, and determined that no further impairment of goodwill was required for the 2016 year-end because it was written down to zero in 2015. The impairment loss on goodwill recognized during the year ended December 31, 2015 was RMB 3,735,000.